INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING - Information regarding money market operations (Details) - COP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Interbank Deposits
Interbank liabilities		$ 1,363,679	$ 1,374,222
Total interbank		1,363,679	1,374,222
Repurchase agreements and other similar secured borrowing
Short selling operations		555,337	136,786
Temporary transfer of securities		758,400	2,178,769
Total Repurchase agreements and other similar secured borrowing	[1]	1,313,737	2,315,555
Total money market transactions		$ 2,677,416	$ 3,689,777

[1]	Total repo liabilities have maturities of less than 30 days.